Segmented Information	12 Months Ended
Sep. 30, 2012
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]

Note 25 – Segmented Information

The following is a summary of revenue and long-lived assets for the Company’s geographical segments:

	Fifteen months ended	Year ended	Year ended
	September 30	September 30	September 30
	2010	2011	2012

REVENUE
Canada	$220,110	$187,356	$177,186
United Kingdom	408	2,543	10,226
	$220,518	$189,899	$187,412

	September 30	September 30
	2011	2012

LONG-LIVED ASSETS
Canada	$74,178	$99,972
United Kingdom	1,122	2,630
	$75,300	$102,602

Long-lived assets include property and equipment, intangible assets and goodwill.